Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue from the rendering of services (recognized over time)	€ 9,919	€ 1,215	€ 1,530
Sale of clinical supply (recognized at a point in time)	804
"Right-to-use" licenses (recognized at a point in time)	2,652	9,366
Total revenue	13,375	10,581	1,530
Revenue from external customers (geographical)
Total revenue	13,375	10,581	1,530
North America [member]
Disclosure of operating segments [line items]
Total revenue	2,652	10,581	1,530
Revenue from external customers (geographical)
Total revenue	2,652	€ 10,581	€ 1,530
China [member]
Disclosure of operating segments [line items]
Total revenue	10,723
Revenue from external customers (geographical)
Total revenue	€ 10,723